Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	As at December 31,	As at December 31,
USD'000	2020	2019
Machinery & equipment	3,925	4,029
Office equipment and furniture	2,900	2,505
Computer equipment and licences	1,171	1,069
Total property, plant and equipment gross	7,996	7,603

Accumulated depreciation for:
Machinery & equipment	(3,290)	(2,508)
Office equipment and furniture	(2,573)	(2,270)
Computer equipment and licences	(1,133)	(1,024)
Total accumulated depreciation	(6,996)	(5,802)
Total property, plant and equipment from continuing operations, net	1,000	1,801
Depreciation charge from continuing operations for the year	988	821